Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Mar. 31, 2021 JPY (¥) Times	Mar. 31, 2020 JPY (¥) Times
Certain equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,577
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	22,579	¥ 24,390
Fair Value, Measurements, Nonrecurring | Level 3 | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 4,823
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		5.70%
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		7.70%
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Direct Capitalization Valuation Technique | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 12,557
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,953
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 8,726
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.10%	5.60%
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	7.00%	7.00%
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	(5.90%)	(6.00%)
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		(6.80%)
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 302
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 4,934	¥ 4,236
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		4.30%
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		4.10%
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		(4.30%)
Fair Value, Measurements, Nonrecurring | Investment in operating leases and property under facility operations | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		(4.10%)
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 359
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,614	¥ 2,113
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Minimum | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		14.00%
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Minimum | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		7.0
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Minimum | Market Multiples | Measurement Input Precedent Transaction Three year average Ebitda [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		7.0
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Maximum | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		(14.00%)
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Maximum | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		(7.0)
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Maximum | Market Multiples | Measurement Input Precedent Transaction Three year average Ebitda [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		(7.0)
Fair Value, Measurements, Nonrecurring | Certain goodwill | Level 3 | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times	5.5
Fair Value, Measurements, Nonrecurring | Certain goodwill | Level 3 | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 775
Fair Value, Measurements, Nonrecurring | Certain goodwill | Level 3 | Weighted Average | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times	(5.5)